Note 12 - Intangible assets, net - Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
At the beginning of the year		$ 1,357,749	$ 1,377,110
Movements of the year
Currency translation adjustment		1,026	(358)
Increase due to business combinations	[1]	1,324
Changes due to business combinations	[2]		(28,211)
Additions		48,762	58,443
Transfers / Reclassifications		(906)	4,546
Disposals		(15)	(31)
Amortization charge		(50,824)	(53,750)
Movements of the year		(633)	(19,361)
At the end of the year		1,357,116	1,357,749
Information system projects [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
At the beginning of the year		97,106	72,165
Movements of the year
Currency translation adjustment		880	(285)
Increase due to business combinations	[1]
Changes due to business combinations	[2]
Additions		37,449	43,445
Transfers / Reclassifications		(906)	4,476
Disposals		(15)	(31)
Amortization charge		(30,036)	(22,664)
Movements of the year		7,372	24,941
At the end of the year		104,478	97,106
Licenses, patents and trademarks [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
At the beginning of the year	[3]	159,296	153,332
Movements of the year
Currency translation adjustment	[3]	7	(4)
Increase due to business combinations	[1],[3]
Changes due to business combinations	[2],[3]
Additions	[3]	11,313	14,998
Transfers / Reclassifications	[3]		70
Disposals	[3]
Amortization charge	[3]	(9,460)	(9,100)
Movements of the year	[3]	1,860	5,964
At the end of the year	[3]	161,156	159,296
Goodwill [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
At the beginning of the year		1,090,019	1,103,707
Movements of the year
Currency translation adjustment		139	(67)
Increase due to business combinations	[1]	1,324
Changes due to business combinations	[2]		(13,621)
Additions
Transfers / Reclassifications
Disposals
Amortization charge
Movements of the year		1,463	(13,688)
At the end of the year		1,091,482	1,090,019
Customer-related intangible assets [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
At the beginning of the year		11,328	47,906
Movements of the year
Currency translation adjustment			(2)
Increase due to business combinations	[1]
Changes due to business combinations	[2]		(14,590)
Additions
Transfers / Reclassifications
Disposals
Amortization charge		(11,328)	(21,986)
Movements of the year		(11,328)	(36,578)
At the end of the year			11,328
Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
At the beginning of the year		5,487,942	5,488,497
Movements of the year
At the end of the year		5,531,425	5,487,942
Gross carrying amount [member] | Information system projects [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
At the beginning of the year		661,605	648,887
Movements of the year
At the end of the year		692,274	661,605
Gross carrying amount [member] | Licenses, patents and trademarks [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
At the beginning of the year	[3]	575,607	560,549
Movements of the year
At the end of the year	[3]	586,938	575,607
Gross carrying amount [member] | Goodwill [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
At the beginning of the year		2,474,693	2,488,381
Movements of the year
At the end of the year		2,476,156	2,474,693
Gross carrying amount [member] | Customer-related intangible assets [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
At the beginning of the year		1,776,037	1,790,680
Movements of the year
At the end of the year		1,776,057	1,776,037
Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
At the beginning of the year		(4,130,193)	(4,111,387)
Movements of the year
At the end of the year		(4,174,309)	(4,130,193)
Accumulated depreciation, amortisation and impairment [member] | Information system projects [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
At the beginning of the year		(564,499)	(576,722)
Movements of the year
At the end of the year		(587,796)	(564,499)
Accumulated depreciation, amortisation and impairment [member] | Licenses, patents and trademarks [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
At the beginning of the year	[3]	(416,311)	(407,217)
Movements of the year
At the end of the year	[3]	(425,782)	(416,311)
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
At the beginning of the year		(1,384,674)	(1,384,674)
Movements of the year
At the end of the year		(1,384,674)	(1,384,674)
Accumulated depreciation, amortisation and impairment [member] | Customer-related intangible assets [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
At the beginning of the year		(1,764,709)	(1,742,774)
Movements of the year
At the end of the year		$ (1,776,057)	$ (1,764,709)

[1]	For the year 2025, related to the acquisition of a scrap processing business in Beaver Falls, Pennsylvania. For more information see note 34.
[2]	For the year 2024, related to Mattr’s pipe coating business unit acquisition.
[3]	Includes Proprietary Technology.